Summary of significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2021
Computer Software Intangible Asset [Member]
Estimated useful life	3
Maximum [Member] | Equipment [Member]
Estimated useful life	7
Minimum [Member] | Equipment [Member]
Estimated useful life	2
Leasehold Improvements
Estimated useful life	Life of lease or asset life if less
Computer Equipment [Member] | Maximum [Member]
Estimated useful life	5
Computer Equipment [Member] | Minimum [Member]
Estimated useful life	3
Furniture And Fixtures [Member] | Maximum [Member]
Estimated useful life	7
Furniture And Fixtures [Member] | Minimum [Member]
Estimated useful life	5
Vehicles [Member] | Maximum [Member]
Estimated useful life	5
Vehicles [Member] | Minimum [Member]
Estimated useful life	3